SCHEDULE OF SHARE PURCHASE WARRANT (Details) - Warrants [member]	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of RSU's outstanding, beginning balance | shares	310	271
Weighted average exercise price, beginning balance | $ / shares	$ 162,219.95	$ 272,258.22
Number of warrants, granted | shares	300,681	564
Weighted average exercise price, granted | $ / shares	$ 1,231.33	$ 7,001.78
Number of warrants, expired | shares	(10)
Weighted average exercise price, expired | $ / shares	$ (1,449,000)
Number of warrants, exercised/exchanged | shares	(300,831)	(525)
Weighted average exercise price, exercised/exchanged | $ / shares	$ 640.06	$ 52,272.00
Number of RSU's outstanding, ending balance | shares	150	310
Weighted average exercise price, ending balance | $ / shares	$ 235,120.70	$ 162,219.95